Share-based Compensation - Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Share-based Compensation
Exercise price (US Dollar)	$ 0.00005	$ 0.2
Risk-free interest rate, minimum	3.47%	1.92%
Risk-free interest rate, maximum	4.74%	3.22%
Expected term (in years)	10 years	10 years
Expected volatility, minimum	48.67%	55.68%
Expected volatility, maximum	90.35%	55.78%
Fair value of the underlying shares on the date of options grants (US Dollar)	$ 1.32
Fair value of share option (US Dollar)	1.32
Minimum
Share-based Compensation
Exercise multiple	$ 2.2	$ 2.2
Expected forfeiture rate (post-vesting)	0.00%	5.83%
Fair value of the underlying shares on the date of options grants (US Dollar)		$ 2.24
Fair value of share option (US Dollar)		2.05
Maximum
Share-based Compensation
Exercise multiple	$ 2.8	$ 2.8
Expected forfeiture rate (post-vesting)	50.00%	7.70%
Fair value of the underlying shares on the date of options grants (US Dollar)		$ 5.46
Fair value of share option (US Dollar)		$ 5.27